SHORT-TERM LOANS (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Sep. 18, 2024	Jul. 18, 2024	Nov. 19, 2023	Mar. 15, 2023	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2023	Dec. 31, 2024	Jan. 10, 2024
Short-Term Debt [Line Items]
Short-term debt					$ 10,008,552	$ 6,330,638	$ 72,967	$ 10,008,552
Interest rate					6.00%			6.00%
Face amount									$ 1,562,030
Debt Instrument, Maturity Date, Description					March 2025
Issuance of common stock				$ 90		$ 16,414		$ 268,998
Sale of stock description								the Combined Company issued one million shares of Newco Stock to the Sponsor as additional merger consideration that vest in the event that prior to the eighth anniversary of the closing of the Business Combination. Fifty percent (50%) of the Sponsor Earnout Shares will vest when the VWAP of the Common Stock price equals or exceeds $12.00 per share for a period of 20 trading days in a 30 trading day period, and the remaining fifty percent (50%) of the Sponsor Earnout Shares will vest when the VWAP of the Common Stock price equals or exceeds $14.00 per share for a period of 20 trading days in a 30 trading day period, or are otherwise forfeited. Upon the occurrence of a change in control, any remaining unvested Sponsor Earnout Shares become vested.
Stock Issued During Period, Value, Issued for Services								$ 5,483,019
Interest expense							$ 7,111
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 11.50	$ 11.50		$ 11.50
Warrant shares					10,430,800	10,430,800		10,430,800
Convertible Debt [Member]
Short-Term Debt [Line Items]
Accrued interest						$ 67,146
Face amount						$ 1,800,000
Debt Instrument, Maturity Date, Description					March 2025
Issuance of common stock, shares						754,187
Debt Instrument, Annual Principal Payment					$ 1,800,000			$ 1,800,000
Debt Instrument, Interest Rate During Period					15.00%
Stock Issued During Period, Value, Issued for Services					$ 3,400,000
Debt Instrument, Debt Default, Amount					$ 2,700,000			$ 2,700,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 11.50			$ 11.50
Warrant shares						377,092
Bridge Loan [Member]
Short-Term Debt [Line Items]
Interest expense						$ 103,938		$ 33,208
Private Placement [Member]
Short-Term Debt [Line Items]
Sale of stock description					(i) the consummation of a private placement offering of Company securities (in which case such issuance shall be on no less favorable terms than the terms of such private placement) and (ii) the Maturity/ Repayment Date, provided that the minimum number of shares of Common Stock shall be no less than 500,000 shares.
Warrant shares					5,566,667	5,566,667		5,566,667
Common Stock [Member]
Short-Term Debt [Line Items]
Issuance of common stock, shares				9,000,000		3,981		55,826
Issuance of common stock				$ 90				$ 6
Stock Issued During Period, Value, Issued for Services								$ (435)
Endurance Antarctica Partners II LLC [Member]
Short-Term Debt [Line Items]
Interest rate					15.00%			15.00%
Face amount					$ 1,750,000			$ 1,750,000
Debt Instrument, Maturity Date, Description					March 2025
Warrant description					Endurance will receive warrants representing the right, exercisable within five years of the closing date, of up to 50% of Common Stock issued as Equity Kicker, with each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 in accordance with the Private Placement terms.
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 11.50			$ 11.50
Endurance Antarctica Partners II LLC [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Accrued interest						70,000
Face amount						$ 1,750,000
Issuance of common stock, shares					5,500,000	977,653
Issuance of common stock					$ 3,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 11.50			$ 11.50
Warrant shares						488,826
DRE Chicago LLC [Member]
Short-Term Debt [Line Items]
Interest rate					15.00%			15.00%
Accrued interest						$ 9,166
Face amount					$ 250,000	$ 250,000		$ 250,000
Debt Instrument, Maturity Date, Description					March 2025
Issuance of common stock, shares						104,748
Issuance of common stock	$ 375,000				$ 375,000
Sale of stock description					In addition, the Company has agreed to issue to the Lenders an aggregate of $2,700,000 in Common Stock as an Equity Kicker, with the price of each share being determined based on terms per the earlier to occur of (i) the consummation of a private placement offering of Company securities (in which case such issuance shall be on no less favorable terms than the terms of such private placement) and (ii) the Maturity/ Repayment Date, provided that the minimum number of shares of Common Stock issued to the Lenders shall be no less than an aggregate of 360,000 shares. The Company recorded the short-term loan as a liability and evaluated embedded features in accordance with the accounting guidance and determined that bifurcation is not required for any embedded feature. By analyzing the economic characteristics of the Equity Kicker terms, the unconditional obligation to transfer variable number of shares where the monetary value of the obligation is a fixed monetary amount known at inception is akin to a traditional debt arrangement with a principal of $1,800,000, which will be settled in cash along with a premium of $2,700,000 in the form of variable number of shares. The Equity Kicker $2,700,000 was triggered by the private placement that occurred on December 31, 2024. Upon such occurrence, the Company has recorded the accretion impact of this premium of $2,700,000 as finance charges in the consolidated statements of operations for the year ended December 31, 2024, and has reported the obligation (which will be settled through issuance of variable number of shares) as short-term loan. In addition, the Lenders will receive warrants representing the right, exercisable within five years of the closing date, of up to 50% of Common Stock issued as Equity Kicker, with each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 in accordance with the Private Placement terms. Subsequent to year end, the Company has fully repaid the principal amount and accrued interest.
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 11.50			$ 11.50
Warrant shares						52,374
DRE Chicago LLC [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Issuance of common stock, shares	470,000
AFCO Insurance Premium Finance [Member]
Short-Term Debt [Line Items]
Carrying amount					$ 258,552			$ 258,552
Accrued interest								14,876
First Insurance Funding [Member]
Short-Term Debt [Line Items]
Carrying amount							$ 72,967
Accrued interest							$ 717	2,369
Financing Agreement [Member] | AFCO Insurance Premium Finance [Member]
Short-Term Debt [Line Items]
Short-term debt		$ 510,000
Other Short-Term Borrowings		$ 44,162
Payment terms		The debt is payable in monthly installments of $44,162 per month for 11 months.
Loans payable		$ 44,162
Interest rate		8.46%
Carrying amount					258,552	$ 130,638		258,552
Accrued interest						3,903
Financing Agreement [Member] | First Insurance Funding [Member]
Short-Term Debt [Line Items]
Short-term debt			$ 80,800
Payment terms			The debt is payable in monthly installments of $8,389 per month for 10 months.
Loans payable			$ 8,389
Interest rate			8.25%
Carrying amount					$ 0	0		$ 0
Accrued interest						$ 1,289
Loan Agreement [Member] | AFCO Insurance Premium Finance [Member]
Short-Term Debt [Line Items]
Other Short-Term Borrowings		$ 44,162